Discontinued Operation - Additional Information (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 13, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations		$ 0	$ 0	$ 4,034
Discontinued operations [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations	$ 4,034